Sinotop Contingent Consideration	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Sinotop Contingent Consideration [Text Block]
9.	Sinotop Contingent Consideration

In connection with the acquisition of Sinotop Hong Kong on July 30, 2010, if specified performance milestones are achieved, Weicheng Liu (“Mr. Liu” or “the Seller”) will be entitled to earn up to (i) an additional 403,820 shares of common stock of the Company, (ii) three-year warrants to purchase 571,275 shares of the Company’s common stock, equivalent to 5.0% of the total number of shares of the Company’s common stock underlying all outstanding warrants as of immediately following the closing of the July 2010 financing and (iii) a four-year option to purchase 80,000 shares of the Company’s common stock which was equal to 5% of the total number of shares of the Company’s common stock underlying all outstanding options of the Company granted to individuals employed by the Company as of September 1, 2010 (collectively, the securities referred to in clauses (i), (ii) and (iii) are referred to herein as the “Earn-Out Securities”). The milestones are as follows: Sinotop Hong Kong will ensure that (i) at the end of the first earn-out year (July 1, 2012), at least 3 million homes will have access to the Company’s VOD services, (ii) at the end of the second earn-out year (July 1, 2013), at least 11 million homes will have access to the Company’s VOD services, and (iii) at the end of the third earn-out year (July 1, 2014), at least 30 million homes will have access to the Company’s VOD services.

Subsequent to the acquisition of Sinotop, the Company underwent a warrant exchange that converted the three-year warrants to be potentially earned under clause (ii) above to 332,002 shares of common stock. As such, the Earn-Out Securities subject to the achievement of the specified performance milestones were 735,822 shares of common stock and a four-year option to purchase 80,000 shares of common stock.

The Company recorded a contingent consideration obligation related to the Earn-Out Securities at the time of acquisition which totaled $2,750,966, representing the fair value of the estimated payment of the full earn-out. The contingent consideration is classified as a liability because the earn-out securities do not meet the fixed-for-fixed criteria under ASC 815-40-15 for equity classification. Further ASC 815-40-15 requires us to re-measure the contingent consideration obligation at the end of every reporting period with the change in value reported in the consolidated statements of operations and, accordingly, we reported a loss of $41,648 and $712,065 for the three months ended March 31, 2013and 2012, respectively.

At the end of the first earn-out year (July 1, 2012), the first milestone was achieved with over 3 million homes having access to our VOD services. As such, we issued 245,274 shares of our common stock and 26,667 options to Mr. Liu.

The following is a summary of the earned purchase price consideration and the estimated fair value of the contingent consideration obligation for the acquisition of Sinotop Hong Kong at March 31, 2013 and December 31, 2012.

	January 1,			March 31,
	2013	Earned	Change in	2013
Class of consideration	Fair Value	Fair Value	Fair Value	Fair Value
Common shares	$711,294	$-	$39,244	$750,538
Stock options	25,962	-	2,404	28,366
Total earned and contingent consideration	$737,256	$-	$41,648	$778,904

The following table represents the estimated fair value of the current and the noncurrent portion of the consideration liability for the acquisition of Sinotop Hong Kong at March 31, 2013.

		As of March 31, 2013
	Number of	Current	Noncurrent	Total
	Instruments	Liability	Liability	Liability
Shares July 2013	245,274	$375,269	$-	$375,269
Shares July 2014	245,274	-	375,269	375,269
Total Common Shares	490,548	$375,269	$375,269	$750,538

Options July 2013	26,667	$14,183	$-	$14,183
Options July 2014	26,666	-	14,183	14,183
Total Options	53,333	$14,183	$14,183	$28,366

Total Shares and Options	543,881	$389,452	$389,452	$778,904

14.	Sinotop Contingent Consideration

In connection with the acquisition of Sinotop Hong Kong on July 30, 2010, if specified performance milestones are achieved, Weicheng Liu (“Mr. Liu” or “the Seller”) will be entitled to earn up to (i) an additional 403,820 shares of common stock of the Company, (ii) three-year warrants to purchase 571,275 shares of the Company’s common stock, equivalent to 5.0% of the total number of shares of the Company’s common stock underlying all outstanding warrants as of immediately following the closing of the July 2010 financing and (iii) a four-year option to purchase 80,000 shares of the Company’s common stock which was equal to 5% of the total number of shares of the Company’s common stock underlying all outstanding options of the Company granted to individuals employed by the Company as of September 1, 2010 (collectively, the securities referred to in clauses (i), (ii) and (iii) are referred to herein as the “Earn-Out Securities”). The milestones are as follows: Sinotop Hong Kong will ensure that (i) at the end of the first earn-out year (July 1, 2012), at least 3 million homes will have access to the Company’s VOD services, (ii) at the end of the second earn-out year (July 1, 2013), at least 11 million homes will have access to the Company’s VOD services, and (iii) at the end of the third earn-out year (July 1, 2014), at least 30 million homes will have access to the Company’s VOD services.

Subsequent to the acquisition of Sinotop, the Company underwent a warrant exchange that converted the three-year warrants to be potentially earned under clause (ii) above to 332,002 shares of common stock. As such, the Earn-Out Securities subject to the achievement of the specified performance milestones were 735,822 shares of common stock and a four-year option to purchase 80,000 shares of common stock.

The Company recorded a contingent consideration obligation related to the Earn-Out Securities at the time of acquisition which totaled $2,750,966, representing the fair value of the estimated payment of the full earn-out. The contingent consideration is classified as a liability because the earn-out securities do not meet the fixed-for-fixed criteria under ASC 815-40-15 for equity classification. Further ASC 815-40-15 requires us to re-measure the contingent consideration obligation at the end of every reporting period with the change in value reported in the consolidated statements of operations and, accordingly, we reported a gain of $1,313,443 and $3,016, for the years ended December 31, 2012 and 2011, respectively.

At the end of the first earn-out year (July 1, 2012), the first milestone was achieved with over 3 million homes having access to our VOD services. As such, we issued 245,274 shares of our common stock and 26,667 options to Mr. Liu.

The following is a summary of the earned purchase price consideration and the estimated fair value of the contingent consideration obligation for the acquisition of Sinotop Hong Kong at December 31, 2012 and 2011, respectively.

	January 1,			December 31,
	2012	Earned	Change in	2012
Class of consideration	Fair Value	Fair Value	Fair Value	Fair Value
Common shares	$3,147,109	$(1,226,369)	$(1,209,446)	$711,294
Stock options	211,980	(82,021)	(103,997)	25,962
Total earned and contingent consideration	$3,359,089	$(1,308,390)	$(1,313,443)	$737,256

	January 1,			December 31,
	2011	Earned	Change in	2011
Class of consideration	Fair Value	Fair Value	Fair Value	Fair Value
Common shares	$3,175,902	$-	$(28,793)	$3,147,109
Stock options	186,203	-	25,777	211,980
Total earned and contingent consideration	$3,362,105	$-	$(3,016)	$3,359,089

The following table represents the estimated fair value of the current and the noncurrent portion of the consideration liability for the acquisition of Sinotop Hong Kong at December 31, 2012.

		As of December 31, 2012
	Number of	Current	Noncurrent	Total
	Instruments	Liability	Liability	Liability
Shares July 2013	245,274	$355,647	$-	$355,647
Shares July 2014	245,274	-	355,647	355,647
Total Common Shares	490,548	$355,647	$355,647	$711,294

Options July 2013	26,667	$12,981	$-	$12,981
Options July 2014	26,666	-	12,981	12,981
Total Options	53,333	$12,981	$12,981	$25,962

Total Shares and Options	543,881	$368,628	$368,628	$737,256

		As of December 31, 2011
	Number of	Current	Noncurrent	Total
	Instruments	Liability	Liability	Liability
Shares July 2012	245,274	$1,027,391	$-	$1,027,391
Shares July 2013	245,274	-	1,066,573	1,066,573
Shares July 2014	245,274	-	1,053,145	1,053,145
Total Common Shares	735,822	$1,027,391	$2,119,718	$3,147,109

Options July 2012	26,667	$64,180	$-	$64,180
Options July 2013	26,667	-	71,620	71,620
Options July 2014	26,666	-	76,180	76,180
Total Options	80,000	$64,180	$147,800	$211,980

Total Shares and Options	815,822	$1,091,571	$2,267,518	$3,359,089